Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Audit fees	$ 400	$ 341
Legal fees	122	137
Other professional fees	1,739	2,300
Vessel Operating and voyage expenses	24,406	12,481
Loan and interest rate swaps interest and financing fees	4,083	5,547
Income tax	60	134
Total Accrued Liabilities	$ 30,810	$ 20,940